                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  6/30/07

              Date of Reporting Period:  Fiscal year ended 6/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

Established 2006

ANNUAL SHAREHOLDER REPORT

June 30, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended 6/30/2007	[1]
Net Asset Value, Beginning of Period	$10.16
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized loss on investments	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.08
Less Distributions:
Distributions from net investment income	(0.17)
Net Asset Value, End of Period	$10.07
Total Return [2]	0.78%

Ratios to Average Net Assets:
Net expenses	0.99	% [3]
Net investment income	2.99	% [3]
Expense waiver/reimbursement [4]	0.16	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,763
Portfolio turnover [5]	32%

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended June 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,009.10	$4.93
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the Reporting Period beginning on December 11, 2006 (date of initial public investment) and ending on June 30, 2007 (Reporting Period) was 0.78% for Class A Shares (A Shares). 1 The total returns of the Lehman Brothers 1-Year Municipal Bond Index (LB1MI) and Lehman Brothers 3-Year Municipal Bond Index (LB3MI), the fund's benchmark indices, were 1.64% and 1.12%, respectively, during this Reporting Period. 2 The total return of a custom blended index of the LB1MI (50%) and the LB3MI (50%) (the "Blended Index") was 1.38% during this Reporting Period. 3 The fund's total return for this Reporting Period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MI, LB3MI, or Blended Index.

1 The fund offers two other classes of shares, Institutional Shares and Institutional Service Shares, for which a separate Annual Shareholder Report has been prepared. The fund's total return, based on net asset value, for the reporting period beginning on July 1, 2006 and ending on June 30, 2007 was 3.52% for Institutional Shares and 3.29% for Institutional Service Shares. A copy of the Annual Shareholder Report for the Institutional Shares and Institutional Service Shares can be obtained free of charge by visiting www.federatedinvestors.com or by calling the fund at 1-800-341-7400. Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved changing the fund's name to the "Federated Short-Intermediate Duration Municipal Trust." This name change will take effect on October 31, 2007. Beginning on October 31, 2007, the fund also will invest in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. The fund will not limit itself to securities of a particular maturity range. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. A supplement to the fund's Prospectus, dated September 19, 2006, providing notice to fund shareholders regarding the name change, as well as certain other changes effecting the fund, has been filed with the U.S. Securities and Exchange Commission (SEC) and is being mailed to fund shareholders.

2 The LB1MI is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

3 The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

The fund's investment strategy focused on: (a) managing the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities along the yield curve with short-term maturities from one to five years (the yield curve shows the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). 5 These were the most significant factors affecting the fund's performance relative to its benchmark indices.

The following discussion focuses on the performance of the fund's Class A Shares. The 0.78% total return of the Class A Shares for the Reporting Period consisted of 1.67% of tax-exempt dividends and 0.89% depreciation in the net asset value of the shares. 6

MARKET OVERVIEW

During the Reporting Period, short-term interest rates exhibited significant volatility as market expectations regarding future interest rate policy by the Federal Reserve Board (the "Fed") kept changing. Despite the changing market assessments for both cuts and increases for the future federal funds target rate, the Fed kept the target rate unchanged over the Reporting Period at 5.25%.

4 Bond prices are sensitive to interest rates and a rise in interest rates can cause a decline in their prices.

5 Currently, the fund may invest up to 100% of its assets in fixed-income securities rated "BBB" or in unrated but comparable securities. Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved the adoption of a non-fundamental operating policy for the fund under which the fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. The fund will not have a specific minimum quality rating. Investment-grade securities are securities that are rated at least "BBB" or unrated securities of comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect against credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities, and increased possibilities of default. A supplement to the fund's Prospectus, dated September 19, 2006, providing notice to fund shareholders regarding this change has been filed with the SEC and is being mailed to fund shareholders.

6 Income may be subject to the federal alternative minimum tax and state and local taxes. Shareholders should note that the Board of Trustees of the fund has approved the fund, beginning on October 31, 2007, investing in certain securities (such as, market discount bonds, credit default swaps and other derivative contracts and other permissible investments) that will likely cause the fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Shareholders also should note that, beginning on October 31, 2007, the fund's assets normally (except in certain circumstances) will be invested entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations. A supplement to the fund's Prospectus, dated September 19, 2006, providing notice to fund shareholders regarding this change has been filed with the SEC and is being mailed to fund shareholders.

During the Reporting Period, the two year Treasury note yield reflected this market volatility, moving from 4.66% at the beginning of the Reporting Period to a low of 4.50% in March of 2007, reaching a high of 5.10% in June of 2007 before ending the Reporting Period at 4.86%, an overall increase of 20 basis points. The two year tax-exempt municipal bond yield reacted with less volatility as yields started at 3.45% at the beginning of the Reporting Period and moved generally higher before ending the Reporting Period at 3.83%, an increase of 38 basis points. Because short-term tax-exempt municipal security yields rose more than the yields on two year Treasury notes, short-term tax-exempt municipal securities (i.e., securities with stated maturities of 3 years or less) underperformed two year Treasury notes on a tax-adjusted basis for those investors in the highest federal tax bracket.

During the Reporting Period, total return performance for tax-exempt municipal bonds favored short-term tax-exempt municipal bonds over intermediate and long-term tax-exempt municipal bonds as yields rose more for longer-term tax-exempt municipal bonds and the price impact is greater for longer-term tax-exempt municipal bonds. The LB1MI and LB3MI were the top performing Lehman Brothers Municipal Bond Indices over the Reporting Period.

During the Reporting Period, investors continued to pursue lower rated credits because of the additional yield they offered. Credit spreads, or the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, remained narrow during the Reporting Period as economic activity remained solid and there was strong demand for securities with higher yields.

Investment-grade debt rated "A" and "BBB" outperformed higher rated ("AAA" and "AA") investment-grade debt. High-yield, tax-exempt municipal debt (noninvestment-grade bonds) provided strong total returns once again as investors were attracted to the significantly higher yield provided by these issues. Certain revenue bond sectors outperformed within the LB1MI and LB3MI, such as industrial development bonds, pollution control revenue bonds and resource recovery project bonds. Late in the Reporting Period, credit spreads for investment-grade health care, housing, special tax, tobacco and education issues did begin to widen as the municipal market began to reevaluate appropriate credit risk spreads in many of these sectors.

Duration

During the Reporting Period, the fund's dollar-weighted average duration typically ranged from 2.35 to 2.60 years, which was long compared to the approximate duration range of the fund's benchmark indices, the LB1MI (1.33 years duration) and the LB3MI (2.58 years duration), at the end of the Reporting Period. Duration management remained a significant component of the fund's investment strategy. The fund's adviser considered the duration of the Blended Index, about 2.0 years, as a neutral position in managing duration of the fund.

As determined at the end of the Reporting Period, the fund's duration averaged approximately 2.45 years, which was slightly shorter than the duration of the LB3MI, and longer than the duration of the LB1MI and the Blended Index. The shorter/longer a fund's duration relative to an index, the less/more its net asset value will react as interest rates change.

As tax-exempt municipal yields rose significantly over the Reporting Period, the fund's net asset value declined, closing nine cents below where it began the Reporting Period at $10.07 per share. The longer duration positioning of the fund hurt the fund's performance relative to the LB1MI, but neither helped nor hurt versus the LB3MI.

Yield Curve

During the Reporting Period, the fund concentrated on buying tax-exempt municipal bonds maturing in one year or less combined with short-intermediate term tax-exempt municipal bonds maturing from 3 to 6 years. This decision to purchase bonds and notes maturing in one year or less helped the fund's performance relative to the LB1MI and LB3MI. The decision to buy 3- to 6-year bonds hurt the fund's performance relative to the LB1MI and LB3MI as bonds in this maturity range underperformed those bonds contained in the LB1MI (1-2 years) and most of those in the LB3MI (2-4 years) especially as interest rates rose during the Reporting Period.

Sector Allocation

During the Reporting Period, as compared to the LB1MI and LB3MI, the fund allocated more of its portfolio to hospital bonds, local general obligation bonds issued by cities and towns, senior care bonds, electric and gas utility bonds, education bonds and resource recovery project bonds. The fund allocated less of its portfolio, compared to the LB1MI and LB3MI, to insured bonds and general obligation bonds issued by states. These allocations generally helped the fund's performance due to the higher yields and income returns available in many of the over weighted sectors, but the fund's allocations to hospital bonds and senior care bonds proved to be a drag on the fund's performance. Credit spreads in many of these sectors remained narrow from a historical perspective, but late in the Reporting Period began to widen, though not enough to offset the positive contribution to total return from the above average income return.

The fund also allocated very little of the portfolio to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. treasury securities held in an escrow account). The smaller exposure to pre-refunded bonds had a negative impact on the fund's performance during the Reporting Period as their prices declined less as interest rates rose.

Credit Quality

The overall quality of the fund was maintained at "AA" quality during the Reporting Period. Despite the continued tightness in credit spreads, and slight narrowing of credit spreads over the Reporting Period for "A"- rated and "BBB"-rated debt (or unrated debt of comparable quality), the fund's overweight, relative to the LB1MI and LB3MI, in "A"-rated and "BBB"-rated debt (or unrated debt of comparable quality) benefited fund performance.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Municipal Trust (Class A Shares) (the "Fund") from December 11, 2006 (start of performance) to June 30, 2007, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI) 2 , the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Cumulative Total Return [3] for the Period Ended 6/30/2007
Start of Performance (12/11/2006)	(0.20)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	29.1%
Hospital	18.8%
General Obligation--Local	14.8%
Senior Care	9.3%
General Obligation-State	6.8%
Electric and Gas	5.7%
Education	3.7%
Industrial Development/Pollution Control	3.0%
Transportation	2.2%
Tobacco	1.4%
Other [2]	4.1%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007

Principal Amount			Value
		MUNICIPAL BONDS--95.7%
		Alabama--3.1%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$663,617
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	512,405
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	564,564
1,185,000	[1,2]	Huntsville, AL Health Care Authority, Residual Interest Tax-Exempt Securities (PA-1466), 5.75% (Huntsville Hospital), 6/1/2032	1,113,900
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,002,060
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	994,540
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	991,060
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,156,007
		TOTAL	6,998,153
		Arkansas--1.2%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,184,443
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	1,602,991
		TOTAL	2,787,434
		California--2.0%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011	3,000,000
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,535,385
		TOTAL	4,535,385
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--7.8%
$2,390,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$2,378,600
190,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	190,154
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,806,055
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	991,750
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	509,625
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,328,899
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,184,745
1,710,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2009	1,753,930
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	2,788,101
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	2,812,443
200,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	201,158
535,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	535,433
		TOTAL	17,480,893
		Connecticut--1.2%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,745,273
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	647,065
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,040,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--5.1%
$1,000,000	[1,2]	Alachua County, FL Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1472), 5.30% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	$970,000
2,250,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2,223,495
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,023,150
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	1,023,790
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	2,058,960
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	3,571,328
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	662,381
		TOTAL	11,533,104
		Georgia--4.9%
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (Georgia State GTD), 9/1/2010	5,160,850
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	953,597
5,000,000		East Point, GA, 4.50% TANs, 12/31/2007	4,998,200
		TOTAL	11,112,647
		Illinois--3.2%
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	253,500
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	773,444
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	815,720
1,200,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,226,652
1,000,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,026,010
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	3,076,627
		TOTAL	7,171,953
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.2%
$815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	$827,910
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	876,933
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,017,910
		TOTAL	2,722,753
		Iowa--0.9%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	1,011,010
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,026,100
		TOTAL	2,037,110
		Kansas--5.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,003,540
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	359,184
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,190,189
2,600,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	2,587,286
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,295,082
		TOTAL	11,435,281
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,041,420
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,140,960
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	498,745
		TOTAL	6,681,125
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--4.7%
$500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	$505,795
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United States Treasury COL), 10/1/2007	2,509,125
300,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2008	303,930
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	774,930
3,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008	3,048,660
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,034,070
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,067,770
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,298,942
		TOTAL	10,543,222
		Minnesota--1.3%
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	1,535,447
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	274,393
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	305,802
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	306,225
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	304,470
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	228,938
		TOTAL	2,955,275
		Mississippi--0.4%
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,021,990
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--2.3%
$1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	$1,496,925
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,149,277
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,213,215
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,272,141
		TOTAL	5,131,558
		Nebraska--1.0%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	752,426
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	696,738
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	719,011
		TOTAL	2,168,175
		Nevada--0.2%
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	439,463
		New Jersey--5.3%
1,504,500		Asbury Park, NJ, 4.80% BANs, 6/27/2008	1,518,913
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	503,095
1,509,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,510,947
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,005,490
1,000,000		Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	1,000,230
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	674,805
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	699,226
2,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	2,001,000
1,000,000		West New York, NJ, 4.125% TANs, 10/26/2007	1,001,130
		TOTAL	11,914,836
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--1.7%
$2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), 8/1/2012	$2,417,537
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,310,249
		TOTAL	3,727,786
		New York--4.4%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,215,760
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series F), 5.25%, 8/1/2009	2,055,900
1,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007	1,001,050
2,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	2,002,100
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	1,013,150
1,530,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,525,089
		TOTAL	9,813,049
		North Carolina--3.0%
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	534,891
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	322,516
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	744,089
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,142,740
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,123,560
		TOTAL	6,867,796
		North Dakota--0.2%
500,000		Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND), 7/1/2008	504,340
		Ohio--2.1%
1,215,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	1,207,831
3,555,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	3,533,954
		TOTAL	4,741,785
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--3.9%
$5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	$5,228,050
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	975,677
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,580,650
		TOTAL	8,784,377
		Pennsylvania--5.1%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	458,243
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	808,806
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	828,853
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	849,421
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	158,784
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	212,147
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	216,038
1,845,000	[1,2]	Geisinger Authority, PA Health System, Drivers (Series 1834), 5.00% (Geisinger Health System), 2/1/2015	1,831,163
1,075,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	1,072,108
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,107,719
2,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	2,025,170
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	831,619
985,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), 4/1/2011	985,433
		TOTAL	11,385,504
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--1.3%
$1,210,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	$1,212,130
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,641,264
		TOTAL	2,853,394
		South Carolina--2.2%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	1,999,480
3,000,000	[1,2]	South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 6.08% (Palmetto Health Alliance), 8/1/2039, Mandatory Tender 8/1/2013	3,000,000
		TOTAL	4,999,480
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	909,527
		Tennessee--0.9%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,997,540
		Texas--3.9%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,039,680
1,000,000		Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016	1,025,390
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,006,200
1,000,000		Spring, TX ISD, 5.25% (PSFG GTD), 2/15/2019	1,007,680
1,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2009	1,018,940
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,081,320
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	1,501,065
		TOTAL	8,680,275
		Virginia--4.2%
2,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	2,002,680
2,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	2,251,935
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,005,180
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	$987,740
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,146,400
		TOTAL	9,393,935
		Washington--3.0%
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,575,125
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	1,320,401
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009	767,558
890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010	916,949
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012	1,147,730
		TOTAL	6,727,763
		Wisconsin--0.5%
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare), 8/15/2008	454,028
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	357,952
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	435,438
		TOTAL	1,247,418
		Wyoming--4.2%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2007	3,647,518
6,000,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	5,803,500
		TOTAL	9,451,018
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $216,366,213)	215,187,912
Principal Amount			Value
		SHORT-TERM MUNICIPALS--3.2% [3]
		Massachusetts--0.5%
$1,185,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.920%, 7/2/2007	$1,185,000
		New Hampshire--1.0%
2,200,000		New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 7/2/2007	2,200,000
		Tennessee--0.7%
1,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 7/2/2007	1,000,000
700,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 7/2/2007	700,000
		TOTAL	1,700,000
		Texas--1.0%
2,200,000		Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.850%, 7/2/2007	2,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,285,000)	7,285,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $223,651,213) [4]	222,472,912
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,452,982
		TOTAL NET ASSETS--100%	$224,925,894

At June 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $9,138,558, which represented 4.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $6,915,063, which represented 3.1% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $223,646,627.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007

Assets:
Total investments in securities, at value (identified cost $223,651,213)		$222,472,912
Cash		1,555,012
Income receivable		2,505,987
Receivable for investments sold		25,000
Receivable for shares sold		816,952
TOTAL ASSETS		227,375,863
Liabilities:
Payable for investments purchased	$1,514,580
Payable for shares redeemed	559,140
Payable for distribution services fee (Note 5)	9,858
Payable for shareholder services fee (Note 5)	50,819
Income distribution payable	267,933
Accrued expenses	47,639
TOTAL LIABILITIES		2,449,969
Net assets for 22,340,882 shares outstanding		$224,925,894
Net Assets Consist of:
Paid-in capital		$231,845,768
Net unrealized depreciation of investments		(1,178,301)
Accumulated net realized loss on investments and futures contracts		(5,741,511)
Distributions in excess of net investment income		(62)
TOTAL NET ASSETS		$224,925,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($154,117,298 ÷ 15,307,797 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share		$10.07
Redemption proceeds per share		$10.07
Institutional Service Shares:
Net asset value per share ($23,045,118 ÷ 2,288,974 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share		$10.07
Redemption proceeds per share		$10.07
Class A Shares:
Net asset value per share ($47,763,478 ÷ 4,744,111 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share (100/99.00 of $10.07) [1]		$10.17
Redemption proceeds per share		$10.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2007

Investment Income:
Interest			$8,963,508
Expenses:
Investment adviser fee (Note 5)		$907,955
Administrative personnel and services fee (Note 5)		212,138
Custodian fees		12,089
Transfer and dividend disbursing agent fees and expenses		65,187
Directors'/Trustees' fees		13,560
Auditing fees		19,912
Legal fees		9,474
Portfolio accounting fees		89,614
Distribution services fee--Institutional Service Shares (Note 5)		49,694
Distribution services fee--Class A Shares (Note 5)		73,894
Shareholder services fee--Institutional Shares (Note 5)		217,403
Shareholder services fee--Institutional Service Shares (Note 5)		43,643
Shareholder services fee--Class A Shares (Note 5)		73,531
Account administration fee--Institutional Shares		1,255
Account administration fee--Institutional Service Shares		905
Share registration costs		73,041
Printing and postage		40,759
Insurance premiums		6,989
Miscellaneous		7,876
TOTAL EXPENSES		1,918,919
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(326,871)
Waiver of administrative personnel and services fee	(37,333)
Waiver of distribution services fee--Institutional Service Shares	(49,694)
Reimbursement of shareholder services fee--Institutional Shares	(217,403)
Reimbursement of account administration fee--Institutional Shares	(1,255)
TOTAL WAIVERS AND REIMBURSEMENTS		(632,556)
Net expenses			1,286,363
Net investment income			7,677,145
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(297,665)
Net change in unrealized depreciation of investments			92,039
Net realized and unrealized loss on investments			(205,626)
Change in net assets resulting from operations			$7,471,519

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,677,145	$8,071,761
Net realized loss on investments	(297,665)	(1,075,051)
Net change in unrealized appreciation/depreciation of investments	92,039	(2,812,977)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,471,519	4,183,733
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,138,482)	(7,423,534)
Institutional Service Shares	(646,671)	(646,857)
Class A Shares	(890,498)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,675,651)	(8,070,391)
Share Transactions:
Proceeds from sale of shares	35,096,524	40,755,075
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	72,663,328	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,199,448	4,256,441
Cost of shares redeemed	(111,813,435)	(116,895,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	145,865	(71,884,172)
Change in net assets	(58,267)	(75,770,830)
Net Assets:
Beginning of period	224,984,161	300,754,991
End of period (including distributions in excess of net investment income of $(62) and $(84), respectively)	$224,925,894	$224,984,161

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

Effective December 11, 2006, the Fund began offering Class A Shares.

On December 11, 2006, the Fund received a tax-free transfer of assets from the Federated Limited Term Municipal Fund, as follows:

Shares of the Fund Issued	Federated Limited Term Municipal Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Limited Term Municipal Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,151,902	$72,663,328	$142,818	$196,468,284	$72,663,328	$269,131,612

1 Unrealized appreciation is included in the Federated Limited Term Municipal Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$2,250,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,845,631	$28,805,523	3,748,450	$38,011,531
Shares issued to shareholders in payment of distributions declared	312,528	3,165,288	398,573	4,039,807
Shares redeemed	(8,473,909)	(85,797,310)	(10,047,701)	(101,876,856)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,315,750)	$(53,826,499)	(5,900,678)	$(59,825,518)

Year Ended June 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	264,599	$2,679,278	270,865	$2,743,544
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	1,120,051	11,379,717	--	--
Shares issued to shareholders in payment of distributions declared	33,472	338,865	21,379	216,634
Shares redeemed	(857,407)	(8,678,253)	(1,480,989)	(15,018,832)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	560,715	$5,719,607	(1,188,745)	$(12,058,654)

Period Ended June 30	2007 [1]		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	356,725	$3,611,723	--	$--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	6,031,851	61,283,611	--	--
Shares issued to shareholders in payment of distributions declared	68,724	695,295	--	--
Shares redeemed	(1,713,189)	(17,337,872)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,744,111	$48,252,757	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,924)	$145,865	(7,089,423)	$(71,884,172)

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, expiration of capital loss carryforwards and capital loss carryforwards acquired in a merger.

For the year ended June 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$1,398,043	$(1,472)	$(1,396,571)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$7,675,651	$8,047,123
Ordinary income	$ --	$ 23,268

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(62)
Net unrealized depreciation	$(1,173,715)
Capital loss carryforwards and deferrals	$(5,746,096)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to discount accretion/premium amortization on debt securities.

At June 30, 2007 the cost of investments for federal tax purposes was $223,646,627. The net unrealized depreciation of investments for federal tax purposes was $1,173,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $164,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,338,246.

At June 30, 2007, the Fund had a capital loss carryforward of $5,469,948 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 704,535
2009	$ 1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $938,717 expired during the year ended June 30, 2007.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2007, for federal income tax purposes, post October losses of $276,148 were deferred to July 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares. For the year ended June 30, 2007, the Adviser waived $326,871 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended June 30, 2007, the net fee paid to FAS was 0.077% of average daily net assets of the Fund. FAS waived $37,333 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

For the year ended June 30, 2007, FSC waived $49,694 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2007, FSC retained $1,424 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended June 30, 2007, FSSC reimbursed $217,403 of shareholder services fees. For the year ended June 30, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005 and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder services fee agreement. This reimbursement amounted to $5,051 for the year ended June 30, 2006.

Interfund Transactions

During the year ended June 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $94,135,000 and $138,924,174, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.48%, 0.73% and 0.98%, respectively, for the fiscal year ending June 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after August 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2007, were as follows:

Purchases	$69,660,444
Sales	$126,148,794

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the year ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the year ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At June 30, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Municipal Trust (the "Fund"), including the portfolio of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 10, 2007

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1981	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations : President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions : President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information" selecting the appropriate link opposite the Fund name, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907305

37173 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

ANNUAL SHAREHOLDER REPORT

June 30, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.07		$10.22	$10.27	$10.48	$10.35
Income From Investment Operations:
Net investment income	0.35		0.32	0.28	0.27	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.00	) [1]	(0.15)	(0.05)	(0.21)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.35		0.17	0.23	0.06	0.44
Less Distributions:
Distributions from net investment income	(0.35)		(0.32)	(0.28)	(0.27)	(0.31)
Net Asset Value, End of Period	$10.07		$10.07	$10.22	$10.27	$10.48
Total Return [2]	3.52%		1.66%	2.24%	0.53%	4.32%

Ratios to Average Net Assets:
Net expenses	0.48%		0.45%	0.46%	0.47%	0.47%
Net investment income	3.46%		3.11%	2.70%	2.56%	2.98%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,117		$207,589	$270,956	$330,354	$342,549
Portfolio turnover	32%		49%	31%	35%	28%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$10.07		$10.22		$10.27	$10.48	$10.35
Income From Investment Operations:
Net investment income	0.33		0.29		0.25	0.24	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	(0.00	) [1]	(0.15)		(0.05)	(0.21)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.14		0.20	0.03	0.42
Less Distributions:
Distributions from net investment income	(0.33)		(0.29)		(0.25)	(0.24)	(0.29)
Net Asset Value, End of Period	$10.07		$10.07		$10.22	$10.27	$10.48
Total Return [2]	3.29%		1.44	% [3]	1.99%	0.28%	4.06%

Ratios to Average Net Assets:
Net expenses	0.71%		0.68%		0.71%	0.72%	0.72%
Net investment income	3.25%		2.87%		2.44%	2.31%	2.75%
Expense waiver/reimbursement [4]	0.41%		0.40%		0.37%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,045		$17,396		$29,799	$45,616	$24,230
Portfolio turnover	32%		49%		31%	35%	28%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. (See Notes to Financial Statements, Note 5.)

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,011.60	$2.39
Institutional Service Shares	$1,000	$1,010.50	$3.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.41	$2.41
Institutional Service Shares	$1,000	$1,021.27	$3.56

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.48%
Institutional Service Shares	0.71%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 3.52% for Institutional Shares and 3.29% for Institutional Service Shares. 1 The total returns of the Lehman Brothers 1-Year Municipal Bond Index (LB1MI) and Lehman Brothers 3-Year Municipal Bond Index (LB3MI), the fund's benchmark indices, were 3.68% and 3.85%, respectively, during the 12-month reporting period. 2 The total return of a custom blended index of the LB1MI (50%) and the LB3MI (50%) (the "Blended Index") was 3.77% during the 12-month reporting period. 3 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MI, LB3MI, or Blended Index.

1 The fund offers a third class of shares, Class A Shares, for which a separate Annual Shareholder Report has been prepared. The fund's total return, based on net asset value, for the reporting period from December 11, 2006 (date of initial public investment) to June 30, 2007, was 0.78% for Class A Shares. A copy of the Annual Shareholder Report for the Class A Shares can be obtained free of charge by visiting www.federatedinvestors.com or by calling the fund at 1-800-341-7400. Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved changing the fund's name to the "Federated Short-Intermediate Duration Municipal Trust." This name change will take effect on October 31, 2007. Beginning on October 31, 2007, the fund also will invest in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. The fund will not limit itself to securities of a particular maturity range. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. A supplement to the fund's Prospectus, dated August 31, 2006, providing notice to fund shareholders regarding the name change, as well as certain other changes effecting the fund, has been filed with the U.S. Securities and Exchange Commission (SEC) and is being mailed to fund shareholders.

2 The LB1MI is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

3 The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). It is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

The fund's investment strategy focused on: (a) managing the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities along the yield curve with short-term maturities from one to five years (the yield curve shows the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). 5 These were the most significant factors affecting the fund's performance relative to its benchmark indices.

The following discussion focuses on the performance of the fund's Institutional Shares. The 3.52% total return of the Institutional Shares for the reporting period consisted solely of tax-exempt dividends, 6 with no appreciation/depreciation in the net asset value of the shares.

Market Overview

During the 12-month reporting period, short-term interest rates exhibited significant volatility as market expectations regarding future interest rate policy by the Federal Reserve Board (the "Fed") kept changing. Despite the changing market assessments for both cuts and increases for the future federal funds target rate, the Fed kept the target rate unchanged over the reporting period at 5.25%.

4 Bond prices are sensitive to interest rates and a rise in interest rates can cause a decline in their prices.

5 Currently, the fund may invest up to 100% of its assets in fixed-income securities rated "BBB" or in unrated but comparable securities. Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved the adoption of a non-fundamental operating policy for the fund under which the fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. The fund will not have a specific minimum quality rating. Investment-grade securities are securities that are rated at least "BBB" or unrated securities of comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect against credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities, and increased possibilities of default. A supplement to the fund's Prospectus, dated August 31, 2006, providing notice to fund shareholders regarding this change has been filed with the SEC and is being mailed to fund shareholders.

6 Income may be subject to the federal alternative minimum tax and state and local taxes. Shareholders should note that the Board of Trustees of the fund has approved the fund, beginning on October 31, 2007, investing in certain securities (such as, market discount bonds, credit default swaps and other derivative contracts and other permissible investments) that will likely cause the fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Shareholders also should note that, beginning on October 31, 2007, the fund's assets normally (except in certain circumstances) will be invested entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations. A supplement to the fund's Prospectus, dated August 31, 2006, providing notice to fund shareholders regarding this change has been filed with the SEC and is being mailed to fund shareholders.

During the 12-month reporting period, the two year Treasury note yield reflected this market volatility, moving from 5.23% at the beginning of the reporting period to a low of 4.50% in March of 2007 before ending the reporting period at 4.86%. The two-year tax-exempt municipal bond yield reacted with less volatility as yields moved from 3.80% at the beginning of the reporting period to a low of 3.42% in March of 2007 before ending the reporting period at 3.83%. Even though their yields moved less, short-term tax-exempt municipal securities (securities with stated maturities of 3 years or less), still outperformed Treasury notes on a tax-adjusted basis as their tax-exempt income provided higher after-tax income returns for those investors in the highest federal tax bracket. The tax-exempt municipal yield curve ended the reporting period mostly unchanged from the beginning of the reporting period with yields for short-term tax-exempt municipal securities lower than those for intermediate and long-term tax-exempt municipal securities (i.e., securities with stated maturities of three to ten years or more than ten years, respectively).

During the 12-month reporting period, total return performance for tax-exempt municipal bonds favored those of long-term and intermediate maturity over those of short-maturity as yields slightly declined for intermediate and long-term tax-exempt municipal bonds and slightly rose for short maturity tax-exempt municipal bonds. Also, coupon income (or the interest income received on a bond) favored long and intermediate maturities over short maturities.

During the 12-month reporting period, investors continued to pursue lower-rated credits because of the additional yield they offered. Credit spreads, or the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, remained narrow for most of the reporting period as economic activity remained solid and there was strong demand for securities with higher yields.

Investment-grade debt rated "A" and "BBB" outperformed higher rated ("AAA" and "AA") investment-grade debt. High-yield, tax-exempt municipal debt (noninvestment-grade bonds) provided strong total returns once again as investors were attracted to the significantly higher yield provided by these issues. Certain revenue bond sectors outperformed within the LB1MI and LB3MI, such as hospital bonds, industrial development bonds, pollution control revenue bonds and resource recovery project bonds. However, late in the reporting period, credit spreads for investment-grade health care, housing, special tax, tobacco and education issues did begin to widen as the municipal market began to reevaluate appropriate credit risk spreads in many of these sectors.

Duration

During the 12-month reporting period, the fund's dollar-weighted average duration typically ranged from 2.35 to 2.60 years, which was long compared to the approximate duration range of the fund's benchmark indices, the LB1MI (1.33 years duration) and the LB3MI (2.58 years duration), at the end of the reporting period. Duration management remained a significant component of the fund's investment strategy. The fund's adviser considered the duration of the Blended Index, about 2.0 years, as a neutral position in managing duration of the fund.

As determined at the end of the 12-month reporting period, the fund's duration averaged approximately 2.50 years, which was slightly shorter than the duration of the LB3MI and longer than the duration of the LB1MI and the Blended Index. The shorter/longer a fund's duration relative to an index, the less/more its net asset value will react as interest rates change.

As a result, as tax-exempt municipal yields fell, then rose, and ended the 12-month reporting period just slightly higher than where they began the reporting period, the fund's net asset value did not appreciate, closing where it began the reporting period at $10.07 per share. Therefore, the longer duration positioning of the fund neither hurt nor helped the fund relative to the LB1MI and LB3MI as most of the total return of the fund was in the form of income over the reporting period.

Yield Curve

During the first quarter of the 12-month reporting period, the fund concentrated on buying tax-exempt municipal bonds maturing inside of 6 years, with many of the new purchases being of municipal bonds with maturities from 3 to 6 years. This decision to purchase 3 to 6 year bonds helped fund performance relative to the LB1MI and LB3MI, as bonds in this maturity range outperformed those bonds contained in the LB1MI (1-2 years) and those in the LB3MI (2-4 years) especially as interest rates remained essentially unchanged at the end of the reporting period. This was due to the higher income attained on 3 to 6 year maturity bonds with a positively sloped yield curve (a positively sloped yield curve means that yield increases incrementally as maturities become longer).

Sector Allocation

During the 12-month reporting period, as compared to the LB1MI and LB3MI, the fund allocated more of its portfolio to hospital bonds, local general obligation bonds issued by cities and towns, senior care bonds, electric and gas utility bonds, education bonds and resource recovery project bonds. The fund allocated less of its portfolio, compared to the LB1MI and LB3MI, to insured bonds and general obligation bonds issued by states. These allocations generally helped the fund's performance due to the higher yields and income returns available in many of the over weighted sectors, but the fund's allocations to hospital bonds and senior care bonds proved to be a drag on the fund's performance. Credit spreads in many of these sectors remained narrow from a historical perspective, but late in the reporting period began to widen, though not enough to offset the positive contribution to total return from the above average income return.

The fund also allocated very little of the portfolio to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. treasury securities held in an escrow account). The smaller exposure to pre-refunded bonds had a positive impact on the fund's performance due to the lesser income return potential of pre-refunded bonds as compared to other sectors.

Credit Quality

The overall quality of the fund was maintained at "AA" quality during the 12-month reporting period. Despite the continued tightness in credit spreads, and slight narrowing of credit spreads over the period for "A"-rated and "BBB"-rated debt (or unrated debt of comparable quality), the fund's overweight, relative to the LB1MI and LB3MI, in "A"-rated and "BBB"-rated debt (or unrated debt of comparable quality) benefited fund performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1997 to June 30, 2007, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI), 2 the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Average Annual Total Returns for the Period Ended 6/30/2007
1 Year	3.52%
5 Years	2.45%
10 Years	3.44%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Municipal Trust (Institutional Service Shares) (the "Fund") from June 30, 1997 to June 30, 2007, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI), 2 the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Average Annual Total Returns for the Period Ended 6/30/2007
1 Year	3.29%
5 Years	2.20%
10 Years	3.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	29.1%
Hospital	18.8%
General Obligation--Local	14.8%
Senior Care	9.3%
General Obligation-State	6.8%
Electric and Gas	5.7%
Education	3.7%
Industrial Development/Pollution Control	3.0%
Transportation	2.2%
Tobacco	1.4%
Other [2]	4.1%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007

Principal Amount			Value
		MUNICIPAL BONDS--95.7%
		Alabama--3.1%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$663,617
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	512,405
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	564,564
1,185,000	[1,2]	Huntsville, AL Health Care Authority, Residual Interest Tax-Exempt Securities (PA-1466), 5.75% (Huntsville Hospital), 6/1/2032	1,113,900
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,002,060
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	994,540
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	991,060
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,156,007
		TOTAL	6,998,153
		Arkansas--1.2%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,184,443
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	1,602,991
		TOTAL	2,787,434
		California--2.0%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011	3,000,000
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,535,385
		TOTAL	4,535,385
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--7.8%
$2,390,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$2,378,600
190,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	190,154
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,806,055
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	991,750
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	509,625
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,328,899
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,184,745
1,710,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2009	1,753,930
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	2,788,101
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	2,812,443
200,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	201,158
535,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	535,433
		TOTAL	17,480,893
		Connecticut--1.2%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,745,273
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	647,065
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,040,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--5.1%
$1,000,000	[1,2]	Alachua County, FL Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1472), 5.30% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	$970,000
2,250,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2,223,495
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,023,150
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	1,023,790
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	2,058,960
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	3,571,328
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	662,381
		TOTAL	11,533,104
		Georgia--4.9%
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (Georgia State GTD), 9/1/2010	5,160,850
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	953,597
5,000,000		East Point, GA, 4.50% TANs, 12/31/2007	4,998,200
		TOTAL	11,112,647
		Illinois--3.2%
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	253,500
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	773,444
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	815,720
1,200,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,226,652
1,000,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,026,010
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	3,076,627
		TOTAL	7,171,953
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.2%
$815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	$827,910
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	876,933
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,017,910
		TOTAL	2,722,753
		Iowa--0.9%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	1,011,010
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,026,100
		TOTAL	2,037,110
		Kansas--5.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,003,540
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	359,184
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,190,189
2,600,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	2,587,286
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,295,082
		TOTAL	11,435,281
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,041,420
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,140,960
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	498,745
		TOTAL	6,681,125
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--4.7%
$500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	$505,795
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United States Treasury COL), 10/1/2007	2,509,125
300,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2008	303,930
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	774,930
3,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008	3,048,660
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,034,070
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,067,770
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,298,942
		TOTAL	10,543,222
		Minnesota--1.3%
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	1,535,447
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	274,393
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	305,802
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	306,225
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	304,470
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	228,938
		TOTAL	2,955,275
		Mississippi--0.4%
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,021,990
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--2.3%
$1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	$1,496,925
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,149,277
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,213,215
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,272,141
		TOTAL	5,131,558
		Nebraska--1.0%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	752,426
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	696,738
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	719,011
		TOTAL	2,168,175
		Nevada--0.2%
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	439,463
		New Jersey--5.3%
1,504,500		Asbury Park, NJ, 4.80% BANs, 6/27/2008	1,518,913
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	503,095
1,509,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,510,947
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,005,490
1,000,000		Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	1,000,230
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	674,805
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	699,226
2,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	2,001,000
1,000,000		West New York, NJ, 4.125% TANs, 10/26/2007	1,001,130
		TOTAL	11,914,836
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--1.7%
$2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), 8/1/2012	$2,417,537
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,310,249
		TOTAL	3,727,786
		New York--4.4%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,215,760
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series F), 5.25%, 8/1/2009	2,055,900
1,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007	1,001,050
2,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	2,002,100
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	1,013,150
1,530,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,525,089
		TOTAL	9,813,049
		North Carolina--3.0%
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	534,891
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	322,516
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	744,089
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,142,740
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,123,560
		TOTAL	6,867,796
		North Dakota--0.2%
500,000		Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND), 7/1/2008	504,340
		Ohio--2.1%
1,215,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	1,207,831
3,555,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	3,533,954
		TOTAL	4,741,785
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--3.9%
$5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	$5,228,050
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	975,677
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,580,650
		TOTAL	8,784,377
		Pennsylvania--5.1%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	458,243
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	808,806
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	828,853
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	849,421
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	158,784
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	212,147
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	216,038
1,845,000	[1,2]	Geisinger Authority, PA Health System, Drivers (Series 1834), 5.00% (Geisinger Health System), 2/1/2015	1,831,163
1,075,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	1,072,108
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,107,719
2,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	2,025,170
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	831,619
985,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), 4/1/2011	985,433
		TOTAL	11,385,504
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--1.3%
$1,210,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	$1,212,130
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,641,264
		TOTAL	2,853,394
		South Carolina--2.2%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	1,999,480
3,000,000	[1,2]	South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 6.08% (Palmetto Health Alliance), 8/1/2039, Mandatory Tender 8/1/2013	3,000,000
		TOTAL	4,999,480
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	909,527
		Tennessee--0.9%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,997,540
		Texas--3.9%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,039,680
1,000,000		Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016	1,025,390
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,006,200
1,000,000		Spring, TX ISD, 5.25% (PSFG GTD), 2/15/2019	1,007,680
1,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2009	1,018,940
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,081,320
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	1,501,065
		TOTAL	8,680,275
		Virginia--4.2%
2,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	2,002,680
2,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	2,251,935
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,005,180
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	$987,740
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,146,400
		TOTAL	9,393,935
		Washington--3.0%
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,575,125
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	1,320,401
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009	767,558
890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010	916,949
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012	1,147,730
		TOTAL	6,727,763
		Wisconsin--0.5%
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare), 8/15/2008	454,028
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	357,952
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	435,438
		TOTAL	1,247,418
		Wyoming--4.2%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2007	3,647,518
6,000,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	5,803,500
		TOTAL	9,451,018
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $216,366,213)	215,187,912
Principal Amount			Value
		SHORT-TERM MUNICIPALS--3.2% [3]
		Massachusetts--0.5%
$1,185,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.920%, 7/2/2007	$1,185,000
		New Hampshire--1.0%
2,200,000		New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 7/2/2007	2,200,000
		Tennessee--0.7%
1,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 7/2/2007	1,000,000
700,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 7/2/2007	700,000
		TOTAL	1,700,000
		Texas--1.0%
2,200,000		Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.850%, 7/2/2007	2,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,285,000)	7,285,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $223,651,213) [4]	222,472,912
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,452,982
		TOTAL NET ASSETS--100%	$224,925,894

At June 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $9,138,558, which represented 4.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $6,915,063, which represented 3.1% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $223,646,627.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007

Assets:
Total investments in securities, at value (identified cost $223,651,213)		$222,472,912
Cash		1,555,012
Income receivable		2,505,987
Receivable for investments sold		25,000
Receivable for shares sold		816,952
TOTAL ASSETS		227,375,863
Liabilities:
Payable for investments purchased	$1,514,580
Payable for shares redeemed	559,140
Payable for distribution services fee (Note 5)	9,858
Payable for shareholder services fee (Note 5)	50,819
Income distribution payable	267,933
Accrued expenses	47,639
TOTAL LIABILITIES		2,449,969
Net assets for 22,340,882 shares outstanding		$224,925,894
Net Assets Consist of:
Paid-in capital		$231,845,768
Net unrealized depreciation of investments		(1,178,301)
Accumulated net realized loss on investments and futures contracts		(5,741,511)
Distributions in excess of net investment income		(62)
TOTAL NET ASSETS		$224,925,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($154,117,298 ÷ 15,307,797 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share		$10.07
Redemption proceeds per share		$10.07
Institutional Service Shares:
Net asset value per share ($23,045,118 ÷ 2,288,974 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share		$10.07
Redemption proceeds per share		$10.07
Class A Shares:
Net asset value per share ($47,763,478 ÷ 4,744,111 shares outstanding), no par value, unlimited shares authorized		$10.07
Offering price per share (100/99.00 of $10.07) [1]		$10.17
Redemption proceeds per share		$10.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2007

Investment Income:
Interest			$8,963,508
Expenses:
Investment adviser fee (Note 5)		$907,955
Administrative personnel and services fee (Note 5)		212,138
Custodian fees		12,089
Transfer and dividend disbursing agent fees and expenses		65,187
Directors'/Trustees' fees		13,560
Auditing fees		19,912
Legal fees		9,474
Portfolio accounting fees		89,614
Distribution services fee--Institutional Service Shares (Note 5)		49,694
Distribution services fee--Class A Shares (Note 5)		73,894
Shareholder services fee--Institutional Shares (Note 5)		217,403
Shareholder services fee--Institutional Service Shares (Note 5)		43,643
Shareholder services fee--Class A Shares (Note 5)		73,531
Account administration fee--Institutional Shares		1,255
Account administration fee--Institutional Service Shares		905
Share registration costs		73,041
Printing and postage		40,759
Insurance premiums		6,989
Miscellaneous		7,876
TOTAL EXPENSES		1,918,919
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(326,871)
Waiver of administrative personnel and services fee	(37,333)
Waiver of distribution services fee--Institutional Service Shares	(49,694)
Reimbursement of shareholder services fee--Institutional Shares	(217,403)
Reimbursement of account administration fee--Institutional Shares	(1,255)
TOTAL WAIVERS AND REIMBURSEMENTS		(632,556)
Net expenses			1,286,363
Net investment income			7,677,145
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(297,665)
Net change in unrealized depreciation of investments			92,039
Net realized and unrealized loss on investments			(205,626)
Change in net assets resulting from operations			$7,471,519

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,677,145	$8,071,761
Net realized loss on investments	(297,665)	(1,075,051)
Net change in unrealized appreciation/depreciation of investments	92,039	(2,812,977)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,471,519	4,183,733
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,138,482)	(7,423,534)
Institutional Service Shares	(646,671)	(646,857)
Class A Shares	(890,498)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,675,651)	(8,070,391)
Share Transactions:
Proceeds from sale of shares	35,096,524	40,755,075
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	72,663,328	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,199,448	4,256,441
Cost of shares redeemed	(111,813,435)	(116,895,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	145,865	(71,884,172)
Change in net assets	(58,267)	(75,770,830)
Net Assets:
Beginning of period	224,984,161	300,754,991
End of period (including distributions in excess of net investment income of $(62) and $(84), respectively)	$224,925,894	$224,984,161

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares is presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

Effective December 11, 2006, the Fund began offering Class A Shares.

On December 11, 2006, the Fund received a tax-free transfer of assets from the Federated Limited Term Municipal Fund, as follows:

Shares of the Fund Issued	Federated Limited Term Municipal Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Limited Term Municipal Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,151,902	$72,663,328	$142,818	$196,468,284	$72,663,328	$269,131,612

1 Unrealized appreciation is included in the Federated Limited Term Municipal Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$2,250,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,845,631	$28,805,523	3,748,450	$38,011,531
Shares issued to shareholders in payment of distributions declared	312,528	3,165,288	398,573	4,039,807
Shares redeemed	(8,473,909)	(85,797,310)	(10,047,701)	(101,876,856)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,315,750)	$(53,826,499)	(5,900,678)	$(59,825,518)

Year Ended June 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	264,599	$2,679,278	270,865	$2,743,544
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	1,120,051	11,379,717	--	--
Shares issued to shareholders in payment of distributions declared	33,472	338,865	21,379	216,634
Shares redeemed	(857,407)	(8,678,253)	(1,480,989)	(15,018,832)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	560,715	$5,719,607	(1,188,745)	$(12,058,654)

Period Ended June 30	2007 [1]		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	356,725	$3,611,723	--	$--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	6,031,851	61,283,611	--	--
Shares issued to shareholders in payment of distributions declared	68,724	695,295	--	--
Shares redeemed	(1,713,189)	(17,337,872)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,744,111	$48,252,757	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,924)	$145,865	(7,089,423)	$(71,884,172)

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, expiration of capital loss carryforwards and capital loss carryforwards acquired in a merger.

For the year ended June 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$1,398,043	$(1,472)	$(1,396,571)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$7,675,651	$8,047,123
Ordinary income	$ --	$ 23,268

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(62)
Net unrealized depreciation	$(1,173,715)
Capital loss carryforwards and deferrals	$(5,746,096)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to discount accretion/premium amortization on debt securities.

At June 30, 2007 the cost of investments for federal tax purposes was $223,646,627. The net unrealized depreciation of investments for federal tax purposes was $1,173,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $164,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,338,246.

At June 30, 2007, the Fund had a capital loss carryforward of $5,469,948 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 704,535
2009	$ 1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $938,717 expired during the year ended June 30, 2007.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2007, for federal income tax purposes, post October losses of $276,148 were deferred to July 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares. For the year ended June 30, 2007, the Adviser waived $326,871 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended June 30, 2007, the net fee paid to FAS was 0.077% of average daily net assets of the Fund. FAS waived $37,333 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

For the year ended June 30, 2007, FSC waived $49,694 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2007, FSC retained $1,424 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended June 30, 2007, FSSC reimbursed $217,403 of shareholder services fees. For the year ended June 30, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005 and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder services fee agreement. This reimbursement amounted to $5,051 for the year ended June 30, 2006.

Interfund Transactions

During the year ended June 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $94,135,000 and $138,924,174, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.48%, 0.73% and 0.98%, respectively, for the fiscal year ending June 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after August 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2007, were as follows:

Purchases	$69,660,444
Sales	$126,148,794

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the year ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the year ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At June 30, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Municipal Trust (the "Fund"), including the portfolio of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 10, 2007

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1981	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations : President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions : President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information" selecting the appropriate link opposite the Fund name, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

28588 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $21,000

                  Fiscal year ended 2006 - $19,895

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $81

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,453 and $0
      respectively. Fiscal year ended 2007 - Fees for review of N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $152,826

            Fiscal year ended 2006 - $130,739

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED SHORT-TERM MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 20, 2007

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 20, 2007